Distribution Date:	09/17/26	BANK5 2025-5YR14
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5YR14

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com

Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC

Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Torchlight Loan Services, LLC
Principal Prepayment Detail	17
			Attention: Brian Sedwitz	bsedwitz@torchlightinvestors.com
Historical Detail	18		90 Park Avenue, 20th floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Operating Advisor & Asset	BellOak, LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
			Attention: Reporting – BANK5 2025-5YR14	reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			1717 McKinney Avenue, 12th Floor | Dallas, TX 75202 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Computershare Trust Company, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25

Interest Shortfall Detail - Collateral Level	26

Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06604MAA6	4.822000%	5,730,000.00	4,282,742.86	84,044.29	17,209.49	0.00	0.00	101,253.78	4,198,698.57	30.05%	30.00%
A-2	06604MAB4	5.165000%	120,500,000.00	120,500,000.00	0.00	518,652.08	0.00	0.00	518,652.08	120,500,000.00	30.05%	30.00%
A-3	06604MAC2	5.646000%	492,876,000.00	492,876,000.00	0.00	2,318,981.58	0.00	0.00	2,318,981.58	492,876,000.00	30.05%	30.00%
A-S	06604MAF5	6.072000%	88,444,000.00	88,444,000.00	0.00	447,526.64	0.00	0.00	447,526.64	88,444,000.00	20.03%	20.00%
B	06604MAG3	6.474000%	44,222,000.00	44,222,000.00	0.00	238,577.69	0.00	0.00	238,577.69	44,222,000.00	15.03%	15.00%
C	06604MAH1	6.463000%	33,166,000.00	33,166,000.00	0.00	178,626.55	0.00	0.00	178,626.55	33,166,000.00	11.27%	11.25%
D	06604MAL2	4.250000%	9,950,000.00	9,950,000.00	0.00	35,239.58	0.00	0.00	35,239.58	9,950,000.00	10.14%	10.13%
E	06604MAN8	4.250000%	13,488,000.00	13,488,000.00	0.00	47,770.00	0.00	0.00	47,770.00	13,488,000.00	8.61%	8.60%
F-RR	06604MAQ1	6.746204%	14,151,000.00	14,151,000.00	0.00	79,554.61	0.00	0.00	79,554.61	14,151,000.00	7.01%	7.00%
G-RR	06604MAS7	6.746204%	11,055,000.00	11,055,000.00	0.00	62,149.40	0.00	0.00	62,149.40	11,055,000.00	5.76%	5.75%
J-RR	06604MAU2	6.746204%	12,161,000.00	12,161,000.00	0.00	68,367.15	0.00	0.00	68,367.15	12,161,000.00	4.38%	4.38%
K-RR*	06604MAW8	6.746204%	38,694,752.00	38,694,752.00	0.00	213,982.98	0.00	0.00	213,982.98	38,694,752.00	0.00%	0.00%
R	06604MAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			884,437,752.00	882,990,494.86	84,044.29	4,226,637.75	0.00	0.00	4,310,682.04	882,906,450.57

X-A	06604MAD0	1.199756%	619,106,000.00	617,658,742.86	0.00	617,533.17	0.00	0.00	617,533.17	617,574,698.57
X-B	06604MAE8	0.488804%	165,832,000.00	165,832,000.00	0.00	67,549.47	0.00	0.00	67,549.47	165,832,000.00
X-D	06604MAJ7	2.496204%	23,438,000.00	23,438,000.00	0.00	48,755.02	0.00	0.00	48,755.02	23,438,000.00
Notional SubTotal			808,376,000.00	806,928,742.86	0.00	733,837.66	0.00	0.00	733,837.66	806,844,698.57

Deal Distribution Total					84,044.29	4,960,475.41	0.00	0.00	5,044,519.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06604MAA6	747.42458290	14.66741536	3.00340140	0.00000000	0.00000000	0.00000000	0.00000000	17.67081675	732.75716754
A-2	06604MAB4	1,000.00000000	0.00000000	4.30416664	0.00000000	0.00000000	0.00000000	0.00000000	4.30416664	1,000.00000000
A-3	06604MAC2	1,000.00000000	0.00000000	4.70500000	0.00000000	0.00000000	0.00000000	0.00000000	4.70500000	1,000.00000000
A-S	06604MAF5	1,000.00000000	0.00000000	5.06000000	0.00000000	0.00000000	0.00000000	0.00000000	5.06000000	1,000.00000000
B	06604MAG3	1,000.00000000	0.00000000	5.39500000	0.00000000	0.00000000	0.00000000	0.00000000	5.39500000	1,000.00000000
C	06604MAH1	1,000.00000000	0.00000000	5.38583338	0.00000000	0.00000000	0.00000000	0.00000000	5.38583338	1,000.00000000
D	06604MAL2	1,000.00000000	0.00000000	3.54166633	0.00000000	0.00000000	0.00000000	0.00000000	3.54166633	1,000.00000000
E	06604MAN8	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
F-RR	06604MAQ1	1,000.00000000	0.00000000	5.62183662	0.00000000	0.00000000	0.00000000	0.00000000	5.62183662	1,000.00000000
G-RR	06604MAS7	1,000.00000000	0.00000000	5.62183627	0.00000000	0.00000000	0.00000000	0.00000000	5.62183627	1,000.00000000
J-RR	06604MAU2	1,000.00000000	0.00000000	5.62183620	0.00000000	0.00000000	0.00000000	0.00000000	5.62183620	1,000.00000000
K-RR	06604MAW8	1,000.00000000	0.00000000	5.53002588	0.09181038	0.63349030	0.00000000	0.00000000	5.53002588	1,000.00000000
R	06604MAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06604MAD0	997.66234354	0.00000000	0.99745951	0.00000000	0.00000000	0.00000000	0.00000000	0.99745951	997.52659249
X-B	06604MAE8	1,000.00000000	0.00000000	0.40733676	0.00000000	0.00000000	0.00000000	0.00000000	0.40733676	1,000.00000000
X-D	06604MAJ7	1,000.00000000	0.00000000	2.08016981	0.00000000	0.00000000	0.00000000	0.00000000	2.08016981	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/26 - 08/30/26	30	0.00	17,209.49	0.00	17,209.49	0.00	0.00	0.00	17,209.49	0.00
A-2	08/01/26 - 08/30/26	30	0.00	518,652.08	0.00	518,652.08	0.00	0.00	0.00	518,652.08	0.00
A-3	08/01/26 - 08/30/26	30	0.00	2,318,981.58	0.00	2,318,981.58	0.00	0.00	0.00	2,318,981.58	0.00
X-A	08/01/26 - 08/30/26	30	0.00	617,533.17	0.00	617,533.17	0.00	0.00	0.00	617,533.17	0.00
X-B	08/01/26 - 08/30/26	30	0.00	67,549.47	0.00	67,549.47	0.00	0.00	0.00	67,549.47	0.00
X-D	08/01/26 - 08/30/26	30	0.00	48,755.02	0.00	48,755.02	0.00	0.00	0.00	48,755.02	0.00
A-S	08/01/26 - 08/30/26	30	0.00	447,526.64	0.00	447,526.64	0.00	0.00	0.00	447,526.64	0.00
B	08/01/26 - 08/30/26	30	0.00	238,577.69	0.00	238,577.69	0.00	0.00	0.00	238,577.69	0.00
C	08/01/26 - 08/30/26	30	0.00	178,626.55	0.00	178,626.55	0.00	0.00	0.00	178,626.55	0.00
D	08/01/26 - 08/30/26	30	0.00	35,239.58	0.00	35,239.58	0.00	0.00	0.00	35,239.58	0.00
E	08/01/26 - 08/30/26	30	0.00	47,770.00	0.00	47,770.00	0.00	0.00	0.00	47,770.00	0.00
F-RR	08/01/26 - 08/30/26	30	0.00	79,554.61	0.00	79,554.61	0.00	0.00	0.00	79,554.61	0.00
G-RR	08/01/26 - 08/30/26	30	0.00	62,149.40	0.00	62,149.40	0.00	0.00	0.00	62,149.40	0.00
J-RR	08/01/26 - 08/30/26	30	0.00	68,367.15	0.00	68,367.15	0.00	0.00	0.00	68,367.15	0.00
K-RR	08/01/26 - 08/30/26	30	20,842.99	217,535.56	0.00	217,535.56	3,552.58	0.00	0.00	213,982.98	24,512.75
Totals			20,842.99	4,964,027.99	0.00	4,964,027.99	3,552.58	0.00	0.00	4,960,475.41	24,512.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,044,519.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,979,066.61	Master Servicing Fee	5,222.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,105.36
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	380.18
ARD Interest	0.00	Operating Advisor Fee	1,110.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	220.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,979,066.61	Total Fees	15,038.60

Principal		Expenses/Reimbursements
Scheduled Principal	84,044.29	Reimbursement for Interest on Advances	52.59
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	84,044.29	Total Expenses/Reimbursements	3,552.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,960,475.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	84,044.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,044,519.70
Total Funds Collected	5,063,110.90	Total Funds Distributed	5,063,110.89

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	882,990,495.87	882,990,495.87	Beginning Certificate Balance	882,990,494.86
(-) Scheduled Principal Collections	84,044.29	84,044.29	(-) Principal Distributions	84,044.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	882,906,451.58	882,906,451.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	882,990,495.87	882,990,495.87	Ending Certificate Balance	882,906,450.57
Ending Actual Collateral Balance	882,906,451.58	882,906,451.58

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.75%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	4	10,770,000.00	1.22%	42	6.2945	1.663834	1.50 or less	19	459,305,464.01	52.02%	42	6.7344	1.251523
5,000,001 to 15,000,000	10	99,429,535.65	11.26%	42	6.9117	1.489458	1.51 to 2.00	13	394,050,987.57	44.63%	42	6.3090	1.722666
15,000,001 to 20,000,000	1	17,150,000.00	1.94%	42	7.5160	2.226300	2.01 or greater	2	29,550,000.00	3.35%	42	6.8484	2.350720
20,000,001 to 30,000,000	9	230,005,848.72	26.05%	41	6.0970	1.509123	Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589
30,000,001 to 50,000,000	6	226,251,067.21	25.63%	43	7.1303	1.360471
50,000,001 to 70,000,000	2	128,000,000.00	14.50%	43	6.8375	1.393831
70,000,001 or greater	2	171,300,000.00	19.40%	43	5.8778	1.667199
Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	4,770,000.00	0.54%	42	6.0800	1.535700
							Industrial	2	34,297,990.34	3.88%	42	6.8030	0.488960
California	17	199,185,384.29	22.56%	42	6.5026	1.611007
							Lodging	6	127,226,067.21	14.41%	42	7.4632	1.707158
Florida	20	92,539,047.64	10.48%	43	6.1529	1.546909
							Mixed Use	10	69,114,029.29	7.83%	42	7.0371	1.424590
Georgia	2	47,000,000.00	5.32%	42	6.8250	1.903700
							Mobile Home Park	36	92,770,000.00	10.51%	43	5.6797	1.616709
Illinois	2	76,500,000.00	8.66%	42	5.8030	1.340097
							Multi-Family	4	153,200,000.00	17.35%	42	6.2208	1.144234
Indiana	1	22,000,000.00	2.49%	42	6.8200	1.262000
							Office	5	214,074,077.09	24.25%	42	6.4768	1.399852
Louisiana	1	6,650,000.00	0.75%	43	7.3500	1.398200
							Retail	8	179,824,287.57	20.37%	42	6.5200	1.562876
Massachusetts	1	30,000,000.00	3.40%	42	6.9000	0.349900
							Self Storage	1	12,400,000.00	1.40%	42	5.9250	2.522800
New York	4	131,076,067.21	14.85%	41	6.7895	1.373262
							Totals	72	882,906,451.58	100.00%	42	6.5483	1.498589
North Carolina	11	21,752,761.89	2.46%	43	5.6580	1.621100

Ohio	1	60,000,000.00	6.80%	43	6.8800	1.593900

Pennsylvania	1	17,150,000.00	1.94%	42	7.5160	2.226300

South Carolina	3	4,965,714.28	0.56%	43	5.6580	1.621100

Tennessee	3	6,742,476.19	0.76%	43	5.6580	1.621100

Texas	2	64,200,000.00	7.27%	43	6.7050	0.981185

Washington	1	30,375,000.00	3.44%	42	6.7000	1.480100

Washington, DC	1	68,000,000.00	7.70%	43	6.8000	1.217300

Totals	72	882,906,451.58	100.00%	42	6.5483	1.498589

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.5000 or less	4	51,000,000.00	5.78%	40	5.4997	1.984200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5001 to 6.0000	5	167,400,000.00	18.96%	43	5.6386	1.565792	13 months to 24 months	34	882,906,451.58	100.00%	42	6.5483	1.498589
	6.0001 to 6.5000	4	123,974,396.80	14.04%	41	6.1135	1.633858	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	6.5001 to 7.0000	14	400,055,987.57	45.31%	42	6.7835	1.366284	Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589
	7.0001 to 7.5000	1	6,650,000.00	0.75%	43	7.3500	1.398200
	7.5001 to 8.0000	5	119,326,067.21	13.52%	43	7.7089	1.497921
	8.0001 or greater	1	14,500,000.00	1.64%	43	8.0530	1.560000
	Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	34	882,906,451.58	100.00%	42	6.5483	1.498589	Interest Only	29	768,445,000.00	87.04%	42	6.4630	1.502870
	Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589	355 months or less	5	114,461,451.58	12.96%	42	7.1211	1.469844
								356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		10	138,379,535.65	15.67%	41	6.0791	1.618992			No outstanding loans in this group
	12 months or less	24	744,526,915.93	84.33%	42	6.6356	1.476210
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	882,906,451.58	100.00%	42	6.5483	1.498589
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310969260	MH	Various	Various	Actual/360	5.658%	428,750.67	0.00	0.00	N/A	04/11/30	--	88,000,000.00	88,000,000.00	09/11/26
2	600969416	RT	Salinas	CA	Actual/360	6.110%	438,273.69	0.00	0.00	N/A	03/11/30	--	83,300,000.00	83,300,000.00	09/11/26
3	241015267	OF	Washington	DC	Actual/360	6.800%	398,177.78	0.00	0.00	N/A	04/01/30	--	68,000,000.00	68,000,000.00	09/01/26
4	453121250	MF	Chicago	IL	Actual/360	5.560%	143,633.33	0.00	0.00	N/A	03/07/30	--	30,000,000.00	30,000,000.00	09/07/26
4A	453121251				Actual/360	5.560%	143,633.33	0.00	0.00	N/A	03/07/30	--	30,000,000.00	30,000,000.00	09/07/26
4B	453121253				Actual/360	5.560%	33,514.44	0.00	0.00	N/A	03/07/30	--	7,000,000.00	7,000,000.00	09/07/26
5	310968977	OF	Cincinnati	OH	Actual/360	6.880%	355,466.67	0.00	0.00	N/A	04/11/30	--	60,000,000.00	60,000,000.00	09/11/26
6	329381007	OF	New York	NY	Actual/360	5.500%	2,367.92	0.00	0.00	N/A	01/09/30	--	500,000.00	500,000.00	09/09/26
6A	310970439				Actual/360	5.500%	2,367.92	0.00	0.00	N/A	01/09/30	--	500,000.00	500,000.00	09/09/26
6B	329381004				Actual/360	5.500%	118,396.13	0.00	0.00	N/A	01/09/30	--	25,000,000.00	25,000,000.00	09/09/26
6C	310970138				Actual/360	5.500%	118,396.13	0.00	0.00	N/A	01/09/30	--	25,000,000.00	25,000,000.00	09/09/26
7	241015057	LO	Atlanta	GA	Actual/360	6.825%	276,222.92	0.00	0.00	N/A	03/01/30	--	47,000,000.00	47,000,000.00	09/01/26
8	329750002	Various Los Angeles		CA	Actual/360	7.630%	289,749.25	0.00	0.00	N/A	04/05/30	--	44,100,000.00	44,100,000.00	09/05/26
9	241014054	LO	Brooklyn	NY	Actual/360	7.936%	277,435.31	21,580.94	0.00	N/A	04/01/30	--	40,597,648.15	40,576,067.21	09/01/26
10	310970106	Various Alameda		CA	Actual/360	6.126%	129,491.04	22,427.76	0.00	N/A	01/11/30	--	24,547,288.91	24,524,861.15	09/11/26
10A	310970107				Actual/360	6.126%	60,083.84	10,406.48	0.00	N/A	01/11/30	--	11,389,942.13	11,379,535.65	09/11/26
11	310969694	MF	Humble	TX	Actual/360	6.705%	191,688.50	0.00	0.00	N/A	04/11/30	--	33,200,000.00	33,200,000.00	09/11/26
12	310969698	MF	Houston	TX	Actual/360	6.705%	178,986.25	0.00	0.00	N/A	04/11/30	--	31,000,000.00	31,000,000.00	09/11/26
13	310969262	RT	Redmond	WA	Actual/360	6.700%	175,246.88	0.00	0.00	N/A	03/06/30	--	30,375,000.00	30,375,000.00	09/06/26
14	329750001	OF	Fort Lauderdale	FL	Actual/360	6.658%	143,331.94	0.00	0.00	N/A	03/06/30	--	25,000,000.00	25,000,000.00	09/06/26
14A	329750101				Actual/360	6.658%	28,666.39	0.00	0.00	N/A	03/06/30	--	5,000,000.00	5,000,000.00	09/06/26
15	453121247	IN	East Boston	MA	Actual/360	6.900%	59,416.67	0.00	0.00	N/A	03/07/30	--	10,000,000.00	10,000,000.00	09/07/26
15A	453121248				Actual/360	6.900%	59,416.67	0.00	0.00	N/A	03/07/30	--	10,000,000.00	10,000,000.00	09/07/26
15B	453121249				Actual/360	6.900%	59,416.67	0.00	0.00	N/A	03/07/30	--	10,000,000.00	10,000,000.00	09/07/26
16	300802520	RT	Brooklyn	NY	Actual/360	6.827%	146,970.14	0.00	0.00	N/A	11/06/29	--	25,000,000.00	25,000,000.00	09/06/26
17	610969200	RT	San Francisco	CA	Actual/360	6.659%	134,813.14	29,629.11	0.00	N/A	04/11/30	--	23,510,616.68	23,480,987.57	09/11/26
18	453121242	MF	South Bend	IN	Actual/360	6.820%	129,201.11	0.00	0.00	N/A	03/01/30	--	22,000,000.00	22,000,000.00	09/01/26
19	329750004	LO	Altoona	PA	Actual/360	7.516%	110,996.71	0.00	0.00	N/A	03/01/30	--	17,150,000.00	17,150,000.00	09/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	241013725	LO	Rochester	NY	Actual/360	8.053%	100,550.65	0.00	0.00	N/A	04/01/30	--	14,500,000.00	14,500,000.00	11/01/25
21	410969198	SS	San Clemente	CA	Actual/360	5.925%	63,265.83	0.00	0.00	N/A	03/11/30	--	12,400,000.00	12,400,000.00	09/11/26
22	329750003	MU	Chicago	IL	Actual/360	7.517%	61,493.24	0.00	0.00	N/A	03/01/30	--	9,500,000.00	9,500,000.00	09/01/26
23	231008905	LO	Clermont	FL	Actual/360	7.633%	52,582.89	0.00	0.00	N/A	03/01/30	--	8,000,000.00	8,000,000.00	09/01/26
24	241014959	RT	Baton Rouge	LA	Actual/360	7.350%	42,088.96	0.00	0.00	N/A	04/01/30	--	6,650,000.00	6,650,000.00	09/01/26
25	241012346	MH	Phoenix	AZ	Actual/360	6.080%	24,973.60	0.00	0.00	N/A	03/01/30	--	4,770,000.00	4,770,000.00	09/01/26
Totals							4,979,066.61	84,044.29	0.00				882,990,495.87	882,906,451.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	9,479,437.00	4,917,044.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,517,204.00	4,478,309.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,602,386.39	4,302,108.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,559,055.00	2,889,857.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,957,703.00	3,566,684.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	202,120,159.00	58,714,805.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,707,312.74	1,796,382.43	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,989,625.00	2,169,621.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,197,950.00	5,234,892.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	26,281,553.86	11,484,142.07	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,805,059.51	653,973.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,783,887.17	441,000.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	11,994,427.00	3,204,747.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	15,050,207.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,257,559.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	23,537,198.20	13,257,435.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	3,258,979.79	821,609.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,849,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,162,523.29	3,224,951.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	0.00	0.00	--	--	09/11/26	0.00	0.00	100,327.02	980,567.50	0.00	0.00
21	1,739,515.10	940,972.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,478,424.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	993,424.00	1,066,990.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	666,154.00	377,804.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	396,809.00	112,099.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	371,386,286.39	123,655,428.82				0.00	0.00	100,327.02	980,567.50	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548341%	6.524457%	42
08/17/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548362%	6.524479%	43
07/17/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548384%	6.524500%	44
06/17/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548417%	6.524533%	45
05/15/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548439%	6.524555%	46
04/17/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548472%	6.278691%	47
03/17/26	0	0.00	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548492%	6.524608%	48
02/18/26	0	0.00	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548548%	6.528766%	49
01/16/26	1	14,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548568%	6.528786%	50
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548589%	6.528806%	51
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548620%	6.528837%	52
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.548640%	6.528856%	53
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20	241013725	11/01/25	9	6	100,327.02	980,567.50	5,000.00	14,500,000.00	02/19/26	13
Totals					100,327.02	980,567.50	5,000.00	14,500,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		882,906,452	868,406,452	14,500,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	882,906,452	868,406,452	0	0	14,500,000	0
Aug-26	882,990,496	868,490,496	0	0	14,500,000	0
Jul-26	883,074,052	868,574,052	0	0	14,500,000	0
Jun-26	883,176,455	868,676,455	0	0	14,500,000	0
May-26	883,258,928	868,758,928	0	0	14,500,000	0
Apr-26	883,360,288	868,860,288	0	0	14,500,000	0
Mar-26	883,441,689	868,941,689	0	0	14,500,000	0
Feb-26	883,580,840	869,080,840	0	14,500,000	0	0
Jan-26	883,660,947	869,160,947	14,500,000	0	0	0
Dec-25	883,740,589	883,740,589	0	0	0	0
Nov-25	883,839,226	883,839,226	0	0	0	0
Oct-25	883,917,830	883,917,830	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	241013725	14,500,000.00	14,500,000.00	14,000,000.00	09/01/26	2,322,919.00	1.56000	--	04/01/30	342
Totals		14,500,000.00	14,500,000.00	14,000,000.00		2,322,919.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	241013725	LO	NY	02/19/26	13

Marriott Rochester Airport is secured by a 210-room, seven-story full-service lodge / hotel located in Rochester, New York. Property was developed in 1979 and underwent a comprehensive renovation in 2014, including full upgrades to guestrooms and public areas. The Loan initially defaulted with the December 2025 payment, which was remitted several weeks late and included a shortfall. The Borrower subsequently failed to make the January, February, and March 2026 debt service payments. The Loan transferred to special servicing on 2/19/2026. Special Servicer has engaged counsel and will initiate contact with the Borrower and engage on a PNA. A Receiver was appointed in June 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52.59	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	52.59	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,552.59

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Supplemental Notes
None

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